Income Taxes - Schedule of valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of valuation allowance [Abstract]
Balance	$ 474,982
Additions	2,853,289	474,982
Reversals	(119,275)
Foreign exchange adjustment	(22,218)
Balance	$ 3,186,778	$ 474,982